9. PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [abstract]
Capitalized borrowing costs	R$ 117,189	R$ 71,611
Capitalized borrowing non-specific projects rate	6.58%	6.31%